Related Party Transactions	3 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5   — Related Party Transactions
On July 29, 2010, in connection with the formation of the Company, the Company issued 3,066,667 Ordinary Shares to Ziegler Asset Partners Trust, an affiliate of Peter Ziegler, the Company’s chairman and chief executive officer, for an aggregate of $25,000 in cash, in a private placement (the “Initial Ordinary Shares”). In August 2010, Ziegler Asset Partners Trust entered into an agreement to transfer an aggregate of 406,334 Initial Ordinary Shares for nominal consideration to Charbel Nader, the Company’s executive vice president, Brett Chenoweth, the Company’s then executive vice president, E. Stephen Streeter, the Company’s chief financial officer and executive vice president, Ian Zimmer, a director of the Company, and Peter O’Brien, a director of the Company.  Subsequently, on November 15, 2010, the Company redeemed from its Initial Shareholders (as defined below), at nominal cost to the Company, an aggregate of 613,334 of such Initial Ordinary Shares, that the Company has cancelled. On December 1, 2010, the Company redeemed, from its Initial Shareholders (as defined below), at a nominal cost to the Company, an aggregate of 320,000 Initial Ordinary Shares as a result of the underwriters’ decision not to exercise the Over-Allotment Option.
On July 20, 2010, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 to Ziegler Asset Partners Pty. Ltd., an affiliate of Mr. Ziegler, the Company’s chairman and chief executive officer.  The note was non-interest bearing and payable on the earlier of July 29, 2011 or the consummation of the Offering. Due to the short-term nature of the note, the fair value of the note approximated its carrying amount of $150,000. In October 2010, Ziegler Asset Partners Pty. Ltd. advanced the Company an aggregate of $50,000, payable on demand without interest, to pay certain vendors and other costs of the Offering.  On November 19, 2010, the Company repaid in full the promissory note and advance.

The Company’s officers and directors purchased warrants (“Insider Warrants”) exercisable for 8,000,000 Ordinary Shares at a purchase price of $0.50 per Insider Warrant directly from the Company immediately prior to the consummation of the Offering and not as part of the Offering. All of the proceeds from the sale of the Insider Warrants were placed in the Trust Account. The Insider Warrants are identical to the Warrants included in the Units sold in the Offering, except that the Insider Warrants: were placed in escrow; are subject to transfer restrictions; are non-redeemable by the Company so long as they are held by the Company’s officers and directors or their permitted transferees; and may be exercised by the Company’s officers and directors or their permitted transferees on a cashless basis.
Additionally, the Company’s officers and directors have agreed that the Insider Warrants will not be sold or transferred by them until 90 days after the Company has completed a Business Transaction. The Company believes based on a review of the trading prices of the public warrants of other “blank check” companies similar to the Company, that the purchase price of $0.50 per Insider Warrant is not less than the approximate fair value of such Insider Warrants on the date of issuance. Therefore, the Company did not record stock-based compensation expense upon the sale of the Insider Warrants.
The holders of the Company’s Ordinary Shares issued and outstanding prior to the consummation of the Offering (the “Initial Shareholders”), as well as the holders of the Insider Warrants (and underlying securities), will be entitled to registration rights pursuant to an agreement entered into on the date of the consummation of the Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Ordinary Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Ordinary Shares are to be released from escrow. The holders of a majority of the Insider Warrants (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Transaction. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Transaction. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
The Company agreed to pay Ziegler Asset Partners a monthly fee of $10,000 for office space and related administrative and support services, including but not limited to receptionist, secretarial and general office services, commencing on the date of the consummation of the Offering and continuing until the earlier to occur of: (i) the consummation of a Business Transaction, (ii) 21 months or (iii) the date on which the Company ceases its corporate existence in accordance with the Company’s Memorandum and Articles of Association, as amended. Mr. Ziegler, the Company’s chairman of the board and chief executive officer, is the president of Ziegler Asset Partners.

Mr. Ziegler, the Company’s chairman of the board and chief executive officer, has agreed that he will be liable to the Company if and to the extent any insurance it may procure is inadequate to cover any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into or entered into a transaction agreement reduce the amounts in the trust account to below $10.10 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933. In the event that an executed waiver is deemed to be unenforceable against a third party, Mr. Ziegler will not be responsible to the extent of any liability for such third party claims.  The Company currently does not have any executed waiver agreements, but it will seek to obtain them from all of its vendors, service providers and prospective Target Businesses.

In addition, in the event the Company is forced to liquidate and does not have sufficient funds from its remaining assets outside of the Trust Account, Mr. Ziegler has agreed to advance the Company the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the Trust Account to the Company’s public shareholders (currently anticipated to be no more than approximately $25,000) and has agreed not to seek repayment for such expenses.